Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 173,289	$ 185,509
Less: Deferred financing costs	(3,527)	(2,443)
Total	169,762	183,066
Less - current portion	(19,417)	(183,066)
Long-term portion	$ 150,345	$ 0